SUPPLEMENT TO THE
FIDELITY ADVISOR BALANCED FUND'S
CLASS A, CLASS T,
CLASS B, AND CLASS C
JANUARY 28, 2000
PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

For the periods ended    Past 1 year  Past 5 years  Past 10 years/Life of class
December 31, 1999

Fidelity Balanced 60/40   12.00%       20.09%        14.11%
Composite Index


The following information replaces the third paragraph following the "Average Annual Returns" table in the "Performance" section on page 5.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of Advisor Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

The following information replaces the third paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

SUPPLEMENT TO THE
FIDELITY ADVISOR BALANCED FUND'S INSTITUTIONAL CLASS
JANUARY 28, 2000
PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

For the periods ended    Past 1 year  Life of  classA
December 31, 1999

Fidelity Balanced 60/40   12.00%       18.36%
Composite Index

A FROM JULY 3, 1995.

The following information replaces the second paragraph following the "Average Annual Returns" table in the "Performance" section on page 4.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of Advisor Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the Standard & Poor's 500 Index (S&P 500(registered trademark)), and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

The following information replaces the third paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.